Group's Business and General Information	12 Months Ended
Jun. 30, 2020
Groups business and general information [abstract]
Group's business and general information
1.	Group's business and general information

IRSA PROPIEDADES COMERCIALES S.A. ("IRSA Propiedades Comerciales" or "the Group") is an Argentine real estate company mainly engaged in holding, leasing, managing, developing, operating and acquiring shopping malls and office buildings and holds a predominant position within the Argentine market. IRSA Propiedades Comerciales was incorporated in 1889 under the name Sociedad Anonima Mercado de Abasto Proveedores ("SAMAP") and until 1984 operated the main fresh product market in the Autonomous City of Buenos Aires. SAMAP's core asset was the historical building of Mercado de Abasto, which served as site of the market from 1889 until 1984, when a sizable part of its operations was interrupted.

Since the Company was acquired by IRSA Inversiones y Representaciones Sociedad Anónima (hereinafter, "IRSA") in 1994, it has grown through a series of acquisitions and development projects that resulted in a corporate reorganization pursuant to which the company was renamed Alto Palermo S.A. which was subsequently changed to our current denomination

As of the end of these Consolidated Financial Statements (hereinafter, Financial Statements), the Group operates 332,062 square meters (sqm) in 14 shopping malls, 115,640  sqm in 8 premium offices and an extensive land reserve for future commercial developments; operates and holds a majority interest (with the exception of La Ribera Shopping center, of which it has a 50% of ownership interest) in a portfolio of 14 shopping malls in Argentina, six of which are located in the Autonomous City of Buenos Aires (Abasto Shopping, Alcorta Shopping, Alto Palermo, Patio Bullrich, Dot Baires Shopping and Distrito Arcos), two in Buenos Aires province (Alto Avellaneda and Soleil Premium Outlet) and the rest are situated in different provinces (Alto Noa in the City of Salta, Alto Rosario in the City of Rosario, Mendoza Plaza in the City of Mendoza, Córdoba Shopping Villa Cabrera in the City of Córdoba, Alto Comahue in the City of Neuquén and La Ribera Shopping in the City of Santa Fe). The Company also owns the historic building where the Patio Olmos Shopping Mall is located, operated by a third party.

See Note 36 in these Financial Statements for the sale of office´s buildings after the end of the fiscal year.

The Group's shares are traded on the Buenos Aires Stock Exchange (BYMA: IRCP) and in United States of America on the NASDAQ (NASDAQ: IRCP).

IRSA Propiedades Comerciales and its subsidiaries are hereinafter referred to jointly as "the Group". Our main shareholder and parent company is IRSA and IFIS Limited is our ultimate parent company.

These Consolidated Financial Statements have been approved by the Board of Directors to be issued on September 22, 2020.